Income tax - Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Income/(loss) before tax	€ 2,224	€ 1,341	€ (505)
Tax using the Luxembourg tax rate	531	335	(126)
Effect of tax rates in foreign jurisdictions	(25)	(37)	1
Permanent differences	42	61	69
Tax credits	(41)	0	0
Uncertain tax positions	35	19	0
Change in deferred tax recognition	(510)	(173)	92
Adjustments in respect of previous years	(6)	(9)	(10)
Other	(14)	7	1
Income tax expense	€ 12	€ 203	€ 27